Basis of Accounting (Tables)	6 Months Ended
Jul. 31, 2018
Basis Of Presentation [Abstract]
Disclosure of changes in accounting policy

Impact on Unaudited Condensed Consolidated Interim	Original Year ended January 31, 2018	Adjusted Year ended January 31, 2018	Impact
Statement of Financial Position	£000s	£000s	£000s
Non-current liabilities
Deferred revenue	(18,033)	(27,270)	(9,237)
Current liabilities
Deferred revenue	(10,012)	(13,834)	(3,822)
Equity
Accumulated losses reserve	(80,898)	(93,957)	(13,059)

Impact on Unaudited Condensed Consolidated Interim	Original Three months ended July 31, 2017	Adjusted Three months ended July 31, 2017	Impact
Statement of Comprehensive Income	£000s	£000s	£000s

Revenue	18,952	4,750	(14,202)
Profit / (loss) for the period	10,921	(3,281)	(14,202)

Impact on Unaudited Condensed Consolidated Interim	Original Six months ended July 31, 2017	Adjusted Six months ended July 31, 2017	Impact
Statement of Comprehensive Income	£000s	£000s	£000s

Revenue	20,680	6,478	(14,202)
Profit / (loss) for the period	6,160	(8,042)	(14,202)

Impact on Unaudited Condensed Consolidated Interim	Original Six months ended July 31, 2017	Adjusted Six months ended July 31, 2017	Impact
Statement of Cash Flows	£000s	£000s	£000s
Profit / (loss) before income tax	3,674	(10,528)	(14,202)
Adjusted for:
(Decrease) / increase in deferred revenue	(3,456)	10,746	14,202
Impact on net cash generated from operating activities	218	218	—